Income Taxes (Details 1) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019
Income Tax Disclosure [Abstract]
Income tax benefit at statutory federal income tax rate			$ (3,009,100)	$ (6,653,400)	$ (6,653,400)
State tax expense, net of federal benefit			(573,200)	(1,267,300)	(1,267,300)
Permanent items			400	20,000	20,000
Other			6,100
Valuation allowance			3,575,800		3,762,800
Income tax expense (benefit)		$ (1,396,155)		$ (1,686,145)	$ (4,137,900)
Income tax benefit at statutory federal income tax rate			21.00%	21.00%	21.00%
State tax expense, net of federal benefit			4.00%	4.00%	4.00%
Permanent items			(0.01%)		(0.06%)
Other			(0.04%)
Valuation allowance			(24.99%)	(25.00%)	(11.88%)
Income tax expense (benefit)				25.00%	13.06%